Investments in Subsidiaries - Schedule of Investments in Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Nam Tai Group Limited ("NTG")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[1]	Cayman Islands
Principal activity	[1]	Investment holding
Percentage of Ownership	[1]	100.00%	100.00%
Nam Tai Holdings Limited ("NTHL")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		BVI
Principal activity		Investment holding
Percentage of Ownership		100.00%	100.00%
Nam Tai Group Management Limited ("NTGM")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		Hong Kong
Principal activity		Inactive
Percentage of Ownership		100.00%	100.00%
Nam Tai Telecom (Hong Kong) Company Limited ("NTT")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		Hong Kong
Principal activity		Inactive
Percentage of Ownership		100.00%	100.00%
Nam Tai Trading Company Limited ("NTTC")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[2]	Hong Kong
Principal activity	[2]	In liquidation
Inno Consultant Company Limited ("ICCL")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[3]	Hong Kong
Principal activity	[3]	Management consultant
Percentage of Ownership	[3]	100.00%	100.00%
Nam Tai Investment (Shenzhen) Co., Ltd. ("NTISZ")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Investment holding and development
Percentage of Ownership		100.00%	100.00%
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Technology Park development and management
Percentage of Ownership		100.00%	100.00%
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation		PRC
Principal activity		Property lease
Percentage of Ownership		100.00%	100.00%
Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd ("NTTP")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[4]	PRC
Principal activity	[4]	Operations Management
Percentage of Ownership	[4]	100.00%	100.00%
Triumph Commitment Group Limited ("TCOG")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[5]	BVI
Principal activity	[5]	Investment holding
Percentage of Ownership	[5]	100.00%	100.00%
Treasure Champion Group Limited ("TCHG")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[6]	BVI
Principal activity	[6]	Investment holding
Percentage of Ownership	[6]	100.00%	100.00%
Shanghai Nam Tai Business Incubator Co., Ltd. ("SHCY")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[7]	PRC
Principal activity	[7]	Business and consultant services
Percentage of Ownership	[7]	100.00%	100.00%
Triumph Commitment (Hong Kong) Limited ("TCHK")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[8]	Hong Kong
Principal activity	[8]	Investment holding
Percentage of Ownership	[8]	100.00%	100.00%
Wider Trade (Hong Kong) Limited ("WTHK")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[9]	Hong Kong
Principal activity	[9]	Investment holding
Percentage of Ownership	[9]	100.00%	100.00%
Shenzhen Kaicheng Architecture and Decoration Co, Ltd. ("SZKC")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[10]	PRC
Principal activity	[10]	Property decoration services
Percentage of Ownership	[10]	100.00%	100.00%
Shenzhen Yuanmao Materials Co, Ltd. ("SZYM")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[11]	PRC
Principal activity	[11]	Sales of construction materials
Percentage of Ownership	[11]	100.00%	100.00%
Nam Tai (Shenzhen) Consulting Co., Ltd. ("NTZX")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[12]	PRC
Principal activity	[12]	Business and management services
Percentage of Ownership	[12]	100.00%	100.00%
Nam Tai (Dongguan) Real Estate Development Co., Ltd. ("NTDG")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[13]	PRC
Principal activity	[13]	Real estate development
Percentage of Ownership	[13]	100.00%	100.00%
Sun Team Global Limited ("STGL")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[14]	BVI
Principal activity	[14]	Investment holding
Percentage of Ownership	[14]	100.00%	100.00%
Sun Team Global (Hong Kong) Limited ("STHK")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[15]	Hong Kong
Principal activity	[15]	Investment holding
Percentage of Ownership	[15]	100.00%	100.00%
Fine Shine Limited ("FSL")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[16]	BVI
Principal activity	[16]	Investment holding
Percentage of Ownership	[16]	100.00%	100.00%
Fine Shine (Hong Kong) Limited ("FSHK")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[17]	Hong Kong
Principal activity	[17]	Investment holding
Percentage of Ownership	[17]	100.00%	100.00%
Shenzhen Nam Tai Big Data Innovation Technology Co., Ltd ("SNTBDIT")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[18]	PRC
Principal activity	[18]	Investment holding
Percentage of Ownership	[18]	100.00%	100.00%
Shenzhen Nam Tai Technology Innovation Co., Ltd("SNTT")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[19]	PRC
Principal activity	[19]	Investment holding
Percentage of Ownership	[19]	100.00%	100.00%
Shenzhen Nam Tai Artificial Intelligence Innovation Technology Co., Ltd("SNTAIIT")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[20]	PRC
Principal activity	[20]	Investment holding
Percentage of Ownership	[20]	100.00%	100.00%
Shenzhen Nam Tai Health Technology Co., Ltd("SNTHT")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[21]	PRC
Principal activity	[21]	Investment holding
Percentage of Ownership	[21]	100.00%	100.00%
Nam Tai Property Management(Shenzhen) Co., Ltd("NTPMSZ")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[22]	PRC
Principal activity	[22]	Property management
Percentage of Ownership	[22]	100.00%
Nam Tai Property Management(Dongguan) Co., Ltd("NTPMDG")
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	[23]	PRC
Principal activity	[23]	Property management
Percentage of Ownership	[23]	100.00%

[1]	The Company was formerly named Nam Tai Electronic & Electrical Products Limited and changed its name to Nam Tai Group Limited in January 2020.
[2]	NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC had been taken over by the Joint and Several Receivers in January 2013.
[3]	ICCL was incorporated by NTISZ in 2017.
[4]	NTTP was incorporated by NTISZ in 2018.
[5]	TCOG was incorporated by NTG in 2019.
[6]	TCHG was incorporated by NTG in 2019.
[7]	SHCY was incorporated by NTISZ in 2019.
[8]	TCHK was incorporated by TCOG in 2019.
[9]	WTHK was incorporated by TCOG in 2019.
[10]	SZKC was incorporated by TCHK in 2019.
[11]	SZYM was incorporated by WTHK in 2019.
[12]	NTZX was incorporated by TCHG in 2019.
[13]	NTDG was incorporated by NTZX in 2020.
[14]	STGL was incorporated by NTG in 2020.
[15]	FSL was incorporated by NTG in 2020.
[16]	STHK was incorporated by STGL in 2020.
[17]	FSHK was incorporated by FSL in 2020.
[18]	SNTBDIT was incorporated by STHK in 2020.
[19]	SNTT was incorporated by FSHK in 2020.
[20]	SNTAIIT was incorporated by STHK in 2020.
[21]	SNTHT was incorporated by FSHK in 2020.
[22]	NTPMSZ was incorporated by NTISZ in 2024.
[23]	NTPMDG was incorporated by NTPMSZ in 2024.